Label	Element	Value
Multi-Class Prospectus | Emerging Markets Breakout Nations Portfolio
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement

March 30, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 30, 2020 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 30, 2019

Active International Allocation Portfolio
Advantage Portfolio
Asia Opportunity Portfolio
Counterpoint Global Portfolio
Emerging Markets Breakout Nations Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Frontier Markets Portfolio
Global Advantage Portfolio
Global Concentrated Portfolio
Global Concentrated Real Estate Portfolio
Global Core Portfolio
Global Endurance Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Opportunity Portfolio
Global Permanence Portfolio
Global Real Estate Portfolio
Global Sustain Portfolio
Growth Portfolio
Inception Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
Real Assets Portfolio
U.S. Real Estate Portfolio
US Core Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Breakout Nations Portfolio
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The following is hereby added at the end of the section of each Prospectus entitled "Fund Summary—Principal Risks":

Market and Geopolitical Risk. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the value and liquidity of the Fund's investments, which may in turn impact a Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this supplement for future reference.